Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Assets Current	$ 44,424	$ 2,168
Assets Non-current	69,729	19,932
Liabilities Current	5,595	17,581
Liabilities Non-current	13	7,802
Interest rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	442	796
Assets Non-current		850
Liabilities Current	1,599	40
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	442	796
Assets Non-current		850
Liabilities Current	1,599	40
Exchange rate hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	43,982	1,372
Assets Non-current	69,729	19,082
Liabilities Current	3,996	17,541
Liabilities Non-current	13	7,802
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	40,671	1,372
Assets Non-current	56,385	19,082
Liabilities Current	3,681	9,056
Liabilities Non-current	13
Exchange rate hedge [Member] | Fair value hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Assets Current	3,311
Assets Non-current	13,344
Liabilities Current	$ 315	8,485
Liabilities Non-current		$ 7,802